Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Leases And Finance Leases Table [Line Items]
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable Explanatory
Lease receivables
USD million	31.12.20
	Total minimum lease payments	Unearned financeincome	Present value
2021	450	25	426
2022–2025	856	31	825
Thereafter	215	4	210
Total	1,521	60	1,461

USD million	31.12.19
	Total minimum lease payments	Unearned financeincome	Present value
2020	448	31	417
2021–2024	874	52	822
Thereafter	221	6	215
Total	1,544	89	1,455

UBS AG
Disclosure Of Operating Leases And Finance Leases Table [Line Items]
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable Explanatory
Lease receivables
USD million	31.12.20
	Total minimum lease payments	Unearned financeincome	Present value
2021	450	25	426
2022–2025	856	31	825
Thereafter	215	4	210
Total	1,521	60	1,461

USD million	31.12.19
	Total minimum lease payments	Unearned financeincome	Present value
2020	448	31	417
2021–2024	874	52	822
Thereafter	221	6	215
Total	1,544	89	1,455